Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000156058 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 1,111,758,621
Holdings Count | Holding	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,111,758,621
Total number of portfolio holdings	50
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.8%
Industrials	19.2%
Information Technology	13.2%
Communication Services	11.7%
Consumer Discretionary	9.4%
Materials	6.9%
Health Care	6.2%
Energy	4.5%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
Japan	16.3%
United Kingdom	10.6%
Sweden	9.3%
China	7.8%
France	7.8%
Netherlands	6.0%
Germany	5.7%
South Korea	5.0%
Taiwan	4.9%
Switzerland	3.8%
Ireland	3.3%
Singapore	3.0%
Other Countries	12.4%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000008460 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US Equity Fund
Class Name	CLASS Y
Trading Symbol	TIQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 1,111,758,621
Holdings Count | Holding	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,111,758,621
Total number of portfolio holdings	50
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.8%
Industrials	19.2%
Information Technology	13.2%
Communication Services	11.7%
Consumer Discretionary	9.4%
Materials	6.9%
Health Care	6.2%
Energy	4.5%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
Japan	16.3%
United Kingdom	10.6%
Sweden	9.3%
China	7.8%
France	7.8%
Netherlands	6.0%
Germany	5.7%
South Korea	5.0%
Taiwan	4.9%
Switzerland	3.8%
Ireland	3.3%
Singapore	3.0%
Other Countries	12.4%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000008463 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US Equity Fund
Class Name	CLASS C
Trading Symbol	TEQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.92%
Net Assets	$ 1,111,758,621
Holdings Count | Holding	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,111,758,621
Total number of portfolio holdings	50
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.8%
Industrials	19.2%
Information Technology	13.2%
Communication Services	11.7%
Consumer Discretionary	9.4%
Materials	6.9%
Health Care	6.2%
Energy	4.5%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
Japan	16.3%
United Kingdom	10.6%
Sweden	9.3%
China	7.8%
France	7.8%
Netherlands	6.0%
Germany	5.7%
South Korea	5.0%
Taiwan	4.9%
Switzerland	3.8%
Ireland	3.3%
Singapore	3.0%
Other Countries	12.4%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000008461 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US Equity Fund
Class Name	CLASS A
Trading Symbol	TEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
Net Assets	$ 1,111,758,621
Holdings Count | Holding	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,111,758,621
Total number of portfolio holdings	50
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.8%
Industrials	19.2%
Information Technology	13.2%
Communication Services	11.7%
Consumer Discretionary	9.4%
Materials	6.9%
Health Care	6.2%
Energy	4.5%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
Japan	16.3%
United Kingdom	10.6%
Sweden	9.3%
China	7.8%
France	7.8%
Netherlands	6.0%
Germany	5.7%
South Korea	5.0%
Taiwan	4.9%
Switzerland	3.8%
Ireland	3.3%
Singapore	3.0%
Other Countries	12.4%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000008464 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS A
Trading Symbol	TEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.22%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.22%
Net Assets	$ 1,421,718,635
Holdings Count | Holding	55
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000008466 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS C
Trading Symbol	TOECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.01%
Net Assets	$ 1,421,718,635
Holdings Count | Holding	55
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000074340 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS Y
Trading Symbol	TEGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	0.99%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.99%
Net Assets	$ 1,421,718,635
Holdings Count | Holding	55
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000101896 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.88%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.88%
Net Assets	$ 1,421,718,635
Holdings Count | Holding	55
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000217963 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS R6
Trading Symbol	TFGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.79%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%
Net Assets	$ 1,421,718,635
Holdings Count | Holding	55
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000262332 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	CLASS R6
Trading Symbol	TGVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period May 9, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33[1]	0.58%
[1]	Based on operations for the period May 09, 2025 (commencement of operations) to September 30, 2025. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 33 [1]
Expense Ratio, Percent	0.58%
Net Assets	$ 159,333,871
Holdings Count | Holding	72
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

C000074342 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TGVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.69%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.69%
Net Assets	$ 159,333,871
Holdings Count | Holding	72
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

C000074341 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	CLASS Y
Trading Symbol	TGVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$43	0.75%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
Net Assets	$ 159,333,871
Holdings Count | Holding	72
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

C000008469 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	CLASS C
Trading Symbol	TGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.79%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.79%
Net Assets	$ 159,333,871
Holdings Count | Holding	72
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

C000008467 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic Large Cap Growth Fund
Class Name	CLASS A
Trading Symbol	TGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.07%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.07%
Net Assets	$ 159,333,871
Holdings Count | Holding	72
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

C000109254 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS A
Trading Symbol	TFOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.16%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%
Net Assets	$ 1,406,613,266
Holdings Count | Holding	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,406,613,266
Total number of portfolio holdings	48
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	16.0%
Financials	14.0%
Health Care	9.6%
Consumer Discretionary	9.3%
Industrials	8.0%
Consumer Staples	5.1%
Energy	2.0%
Real Estate	1.5%
Materials	0.6%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.5)%
Total	100.0%

C000109255 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS C
Trading Symbol	TFFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.90%
Net Assets	$ 1,406,613,266
Holdings Count | Holding	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,406,613,266
Total number of portfolio holdings	48
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	16.0%
Financials	14.0%
Health Care	9.6%
Consumer Discretionary	9.3%
Industrials	8.0%
Consumer Staples	5.1%
Energy	2.0%
Real Estate	1.5%
Materials	0.6%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.5)%
Total	100.0%

C000109257 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS Y
Trading Symbol	TFFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 1,406,613,266
Holdings Count | Holding	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,406,613,266
Total number of portfolio holdings	48
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	16.0%
Financials	14.0%
Health Care	9.6%
Consumer Discretionary	9.3%
Industrials	8.0%
Consumer Staples	5.1%
Energy	2.0%
Real Estate	1.5%
Materials	0.6%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.5)%
Total	100.0%

C000109256 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TFFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.84%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%
Net Assets	$ 1,406,613,266
Holdings Count | Holding	48
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,406,613,266
Total number of portfolio holdings	48
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	16.0%
Financials	14.0%
Health Care	9.6%
Consumer Discretionary	9.3%
Industrials	8.0%
Consumer Staples	5.1%
Energy	2.0%
Real Estate	1.5%
Materials	0.6%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.5)%
Total	100.0%

C000117283 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 1,761,671,301
Holdings Count | Holding	349
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,761,671,301
Total number of portfolio holdings	349
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	31.7%
Non-Agency Collateralized Mortgage Obligations	20.3%
Agency Collateralized Mortgage Obligations	12.8%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	8.7%
Exchange-Traded Funds	6.6%
Preferred Stocks	4.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.6%
AA/Aa	12.6%
A/A	7.8%
BBB/Baa	20.4%
BB/Ba	2.1%
B/B	1.5%
Not Rated	24.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117282 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS Y
Trading Symbol	MXIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 1,761,671,301
Holdings Count | Holding	349
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,761,671,301
Total number of portfolio holdings	349
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	31.7%
Non-Agency Collateralized Mortgage Obligations	20.3%
Agency Collateralized Mortgage Obligations	12.8%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	8.7%
Exchange-Traded Funds	6.6%
Preferred Stocks	4.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.6%
AA/Aa	12.6%
A/A	7.8%
BBB/Baa	20.4%
BB/Ba	2.1%
B/B	1.5%
Not Rated	24.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117281 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS C
Trading Symbol	FRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%
Net Assets	$ 1,761,671,301
Holdings Count | Holding	349
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,761,671,301
Total number of portfolio holdings	349
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	31.7%
Non-Agency Collateralized Mortgage Obligations	20.3%
Agency Collateralized Mortgage Obligations	12.8%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	8.7%
Exchange-Traded Funds	6.6%
Preferred Stocks	4.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.6%
AA/Aa	12.6%
A/A	7.8%
BBB/Baa	20.4%
BB/Ba	2.1%
B/B	1.5%
Not Rated	24.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117280 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS A
Trading Symbol	FFSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 1,761,671,301
Holdings Count | Holding	349
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,761,671,301
Total number of portfolio holdings	349
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	31.7%
Non-Agency Collateralized Mortgage Obligations	20.3%
Agency Collateralized Mortgage Obligations	12.8%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	8.7%
Exchange-Traded Funds	6.6%
Preferred Stocks	4.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.6%
AA/Aa	12.6%
A/A	7.8%
BBB/Baa	20.4%
BB/Ba	2.1%
B/B	1.5%
Not Rated	24.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000206050 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS A
Trading Symbol	TSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.43%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.43%
Net Assets	$ 2,059,395,549
Holdings Count | Holding	44
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%

C000206051 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS C
Trading Symbol	TEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.13%
Net Assets	$ 2,059,395,549
Holdings Count | Holding	44
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%

C000140622 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS Y
Trading Symbol	TSEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$63	1.15%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%
Net Assets	$ 2,059,395,549
Holdings Count | Holding	44
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%

C000140623 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.04%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%
Net Assets	$ 2,059,395,549
Holdings Count | Holding	44
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%

C000227353 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS R6
Trading Symbol	SRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Net Assets	$ 2,059,395,549
Holdings Count | Holding	44
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%

C000226979 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TQPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 298,575,784
Holdings Count | Holding	196
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$298,575,784
Total number of portfolio holdings	196
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	49.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.4%
Non-Agency Collateralized Mortgage Obligations	7.0%
Common Stocks	2.1%
Sovereign Government Obligations	0.5%
Rights	0.0%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	29.7%
AA/Aa	6.2%
A/A	11.1%
BBB/Baa	33.7%
BB/Ba	12.0%
B/B	6.3%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226978 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS Y
Trading Symbol	TQPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 298,575,784
Holdings Count | Holding	196
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$298,575,784
Total number of portfolio holdings	196
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	49.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.4%
Non-Agency Collateralized Mortgage Obligations	7.0%
Common Stocks	2.1%
Sovereign Government Obligations	0.5%
Rights	0.0%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	29.7%
AA/Aa	6.2%
A/A	11.1%
BBB/Baa	33.7%
BB/Ba	12.0%
B/B	6.3%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226976 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS C
Trading Symbol	TQPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Net Assets	$ 298,575,784
Holdings Count | Holding	196
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$298,575,784
Total number of portfolio holdings	196
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	49.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.4%
Non-Agency Collateralized Mortgage Obligations	7.0%
Common Stocks	2.1%
Sovereign Government Obligations	0.5%
Rights	0.0%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	29.7%
AA/Aa	6.2%
A/A	11.1%
BBB/Baa	33.7%
BB/Ba	12.0%
B/B	6.3%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226977 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS A
Trading Symbol	TQPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 298,575,784
Holdings Count | Holding	196
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$298,575,784
Total number of portfolio holdings	196
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	49.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.4%
Non-Agency Collateralized Mortgage Obligations	7.0%
Common Stocks	2.1%
Sovereign Government Obligations	0.5%
Rights	0.0%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	29.7%
AA/Aa	6.2%
A/A	11.1%
BBB/Baa	33.7%
BB/Ba	12.0%
B/B	6.3%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

[1]	Based on operations for the period May 09, 2025 (commencement of operations) to September 30, 2025. Expenses for a full reporting period would be higher.